EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of earning per share
	For the year ended
	December 31,
Basic earnings / (loss) per share	2020	2019	2018

Earnings / (loss) attributable to owners of the parent (ThUS$)	(4,545,887)	190,430	309,811

Weighted average number of shares, basic	606,407,693	606,407,693	606,407,693

Basic earnings / (loss) per share (US$)	(7.49642)	0.31403	0.51090
	For the year ended
	December 31,
Diluted earnings / (loss) per share	2020	2019	2018

Earnings / (loss) attributable to owners of the parent (ThUS$)	(4,545,887)	190,430	309,811

Weighted average number of shares, basic	606,407,693	606,407,693	606,407,693

Weighted average number of shares, diluted	606,407,693	606,407,693	606,407,693

Diluted earnings / (loss) per share (US$)	(7.49642)	0.31403	0.51090